Securities Act Registration No. 333-175770
Investment Company Act Reg. No. 811-22588

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ____     [   ]
Post-Effective Amendment No. 39     [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 38     [X]
(Check appropriate box or boxes.)

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 46707, Cincinnati, OH 45246-0707
(Address of Principal Executive Offices) (Zip Code)

(855)-784-2399
(Registrant’s Telephone Number, including Area Code)

Michael R. West
P.O. Box 46707, Cincinnati, OH 45246-0707
(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ________________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 37 filed March 16, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Knoxville, Tennessee on this 5th day of April, 2016.

BPV Family of Funds

By:	/s/ Michael R. West
Michael R. West, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Michael R. West	April 5, 2016
Michael R. West, President**	Date

/s/ William Perkins Crawford, Jr.*	April 5, 2016
William Perkins Crawford, Jr., Trustee	Date

/s/ Ann O’Connell*	April 5, 2016
Ann O’Connell, Trustee	Date

/s/ Joseph M. O’Donnell*	April 5, 2016
Joseph M. O’Donnell, Trustee	Date

/s/ Jan R. Williams*	April 5, 2016
Jan R. Williams, Trustee	Date

/s/ Theresa Bridge*	April 5, 2016
Theresa Bridge, Principal Financial Officer**	Date

/s/ Michael R. West	April 5, 2016
*By Michael R. West, Attorney-in-Fact	Date

**	Mr. West is the principal executive officer of the BPV Family of Funds, and Ms. Bridge is the principal financial officer and principal accounting officer of the BPV Family of Funds.